Long-Term Debt (Details Narrative)							3 Months Ended				12 Months Ended
	Sep. 19, 2022 USD ($) $ / shares shares	Mar. 02, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($)	Oct. 13, 2021 USD ($) shares	Jun. 02, 2021 USD ($) $ / shares shares	Apr. 30, 2020	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Oct. 13, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2022 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Apr. 11, 2022 $ / shares	Apr. 01, 2022 $ / shares shares	Mar. 31, 2022	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 GBP (£) shares	Jun. 30, 2020	Jun. 03, 2016
Debt Instrument [Line Items]
Interest Expense							$ 1,058,408			$ 2,345,196	$ 6,423,039	$ 698,973
Proceeds from Convertible Debt							$ 2,000,000				$ 2,000,000
Debt Instrument, Maturity Date							Jun. 02, 2023
Stock Issued During Period, Shares, New Issues | shares											1,165,813
Warrants and Rights Outstanding		$ 15,000,000
Long-Term Debt, Gross							$ 32,314,299				$ 35,139,538	6,747,021
Debt Instrument, Interest Rate, Stated Percentage																					8.00%
Cash liability							9,124,756				9,399,620
Derivative cash liability							606,000,000				180,000,000
Derivative Liability, Current							$ 9,124,756				$ 9,399,620
Share Price | $ / shares							$ 2.1832			$ 7.31	$ 2.1832				$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00					$ 0.25				$ 0.25
Change in fair market value of warrant liability							$ 2,450,556			$ 11,808,600	$ 31,468,270	(1,549,924)
Gain (Loss) on Extinguishment of Debt											(28,478,804)
Convertible Debt, Current							$ 32,221,573				35,000,000
Increase in annual lease percentage																	8.00%			8.00%
March 2022 Offering [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 35,000,000
Share Price | $ / shares		$ 1.00
Sale of Stock, Number of Shares Issued in Transaction | shares		15,000,000									15,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		15,000,000					17,250,000				15,000,000		17,250,000	15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00									$ 1.00
March 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding		$ 9,553,500					$ 1,207,500				$ 2,070,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		15,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00
Class of warrants description		The March 2022 Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.
Change in fair market value of warrant liability							$ 862,500				$ 8,091,000
April Two Thousand Twenty Two Warrants [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding		$ 607,500
September 2022 Offering [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares							2,050,000				2,050,000
Warrants and Rights Outstanding	$ 5,286,288						$ 3,804,185
Share Price | $ / shares	$ 0.001
Sale of Stock, Number of Shares Issued in Transaction | shares	30,000,000						30,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	30,000,000						33,600,000				30,000,000		33,600,000	30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.00						$ 0.25
Change in fair market value of warrant liability							$ 1,482,103
General working capital							$ 2,778,427
September 2022 Warrants [Member]
Debt Instrument [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	30,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	30,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.25						$ 0.25				$ 0.25
Class of warrants description	The September 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Over-Allotment Option [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																2,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.01					$ 1.00				$ 1.00					$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares	3,600,000						3,600,000				3,600,000
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%				10.00%		10.00%	10.00%
Maximum [Member] | September 2022 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	30,000,000
New Note Agreement [Member]
Debt Instrument [Line Items]
Conversion floor price | $ / shares							$ 2.1832				$ 2.1832
New Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares							14,758,874				16,031,513
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Derivative cash liability							$ 606,000,000
Derivative Liability, Current							$ 9,124,756
Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares							14,758,874				16,031,513
Exchange Agreement [Member] | Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Interest Expense							$ 350,000				$ 350,000
Long-Term Debt, Gross			$ 29,150,001
Debt Instrument, Periodic Payment			35,000,000
Loss on extingusihment of senior convertible note								$ 5,849,999			22,628,805
Accounts Payable and Other Accrued Liabilities							700,000
Exchange Agreement [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross							32,221,573
Debt Instrument, Periodic Payment			$ 35,000,000
Series A Warrants [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding					$ 2,000,000		16,486				$ 117,340	13,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					2,000,000						2,000,000			2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 17.50						$ 17.50
Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding					$ 2,000,000		$ 291				$ 5,390	$ 9,900,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					2,000,000						2,000,000			2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 17.50						$ 17.50
Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares											1,165,813
Warrant [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares							33,600,000				17,250,000	5,603,674
Warrant [Member] | March 2022 Offering [Member]
Debt Instrument [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		2,250,000
Warrant [Member] | March 2022 Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00
Class of warrants description		The March 2022 Warrants and April 2022 Overallotment Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants and April 2022 Overallotment Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.
Series A and B Warrants [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding							$ 16,777				$ 122,730	$ 23,500,000
Class of warrants description					The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $32.50 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase						The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $32.50 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Change in fair market value of warrant liability							105,953			11,808,600	$ 23,377,270	$ 1,549,924
Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 35,000,000		$ 1,500,000				$ 1,500,000
Proceeds from Convertible Debt					32,515,000
Debt Issuance Costs, Net					$ 2,485,000
Debt Instrument, Maturity Date					Jun. 02, 2023
Repayments of Debt					$ 37,100,000
Warrants and Rights Outstanding					$ 26,680,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 17.50
Debt Instrument, Interest Rate, Stated Percentage							10.00%				10.00%		10.00%	10.00%
Outstanding principal balance percentage					6.00%
Increase in annual lease percentage					8.00%
Old Senior Convertible Note [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,000,000
Old Senior Convertible Note [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,000,000
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Interest Expense											$ 2,262,112
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 2.1832				$ 2.1832
Debt Instrument, Interest Rate Terms				In addition, the Company requested and received an amendment to the Old Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021			interest rate on the Senior Convertible Note is 8.0% per annum (consistent with the Old Senior Convertible Note), and from and after the occurrence and during the continuance of any Event of Default (as defined in the Senior Convertible Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Senior Convertible Note as of September 30, 2022 or subsequently. The Company has been accruing interest expense at a rate		In addition, the Company requested and received an amendment to the Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021		interest rate on the Old Senior Convertible Note from June 2, 2022 through February 22, 2022, was 8.0% per annum, and remained unchanged in the New Note. From and after the occurrence and during the continuance of any Event of Default (as defined in the New Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Old Senior Convertible Note and New Note, but received a waiver from compliance through March 30, 2022. The Company was subject to begin accruing interest expense at a rate
Interest expense percentage							12.00%				12.00%
Debt Instrument, Interest Rate, Effective Percentage											100.00%			100.00%
Debt Instrument, Redemption Price, Percentage							106.00%				100.00%
Debt Instrument, Convertible, Terms of Conversion Feature							The Holder will not have the right to convert any portion of a Senior Convertible Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase				The Holder will not have the right to convert any portion of a New Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Debt Instrument, Redemption, Description							The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the Senior Convertible Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note				The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the New Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note
Conversion floor price | $ / shares							$ 2.1832				$ 2.1832
Debt premium payable percentage							15.00%				15.00%
Loss on conversion of debt											$ 5,999,662
Accelerated amortization of debt discount											4,515,273
Debt Instrument, Periodic Payment, Principal											288,300
Incremental premium due on conversion											1,196,089
Gain (Loss) on Extinguishment of Debt											22,628,805
Senior Convertible Note [Member] | Note Holder [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount											$ 7,500,000
Debt Conversion, Converted Instrument, Shares Issued | shares											2,514,459
Senior Convertible Note [Member] | Holder [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage							100.00%
Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 7,500,000					$ 7,500,000
Senior Convertible Note [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage							100.00%						100.00%
Senior Convertible Note [Member] | Common Stock [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares				200,000					200,000
Senior Convertible Note Holder [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 17.50				$ 17.50
Argyll Entertainment [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												1,000,000						1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 8.00						$ 8.00
Term Loan Facility [Member] | Argyll Entertainment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 327,390	£ 250,000
Debt Instrument, Term						3 years
Line of Credit Facility, Interest Rate During Period						3.49%
Line of Credit Facility, Description							The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023				The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023
Notes Payable to Bank							$ 92,726				$ 139,538		£ 83,333	£ 114,583				$ 327,390	£ 250,000
Interest Expense							$ 964			$ 1,101	$ 9,076	$ 962